Long Term Debt and Preference Securities - Narrative (Details) - USD ($) $ / shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2016	Dec. 31, 2023	Oct. 20, 2020	Oct. 16, 2020	Jul. 02, 2020	Jun. 18, 2020	Dec. 31, 2016
Debt Instrument [Line Items]
Preferred stock, liquidation preference, value	$ 10			$ 10
Dividends payable		$ 0
Preference Securities
Debt Instrument [Line Items]
Preference securities, issued (in shares)	5,835			5,835					30,400
Preferred stock, dividend rate, percentage			9.00%
Preferred stock, dividend rate, per-dollar-amount (in dollars per share)			$ 10
Preferred stock, liquidation preference, value									$ 10
Preference Securities | Other Liabilities
Debt Instrument [Line Items]
Dividends payable	$ 200			$ 200
Preference Securities | Financing Costs
Debt Instrument [Line Items]
Dividends, preferred stock	$ 1,300	$ 1,300
4.875% Senior notes due 2030 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 30,000	$ 300,000
Interest rate, stated percentage	4.875%			4.875%			4.875%
6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount					$ 20,000	$ 105,000
Interest rate, stated percentage	6.625%			6.625%	6.625%
6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt | Treasury Rate Determination
Debt Instrument [Line Items]
Derivative, basis spread on variable rate					6.323%